CONCENTRATIONS	12 Months Ended
Dec. 31, 2020
CONCENTRATIONS
NOTE 10 - CONCENTRATIONS

For the year ended December 31, 2020, three customers accounted for approximately 45.3%, 30.1% and 12.2% of the Company’s total revenue, respectively. For the year ended December 31, 2019, two customers accounted for approximately 36.3% and 30.9% of the Company’s total revenue, respectively. For the year ended December 31, 2018, two customers accounted for approximately 44.2% and 37.1% of the Company’s total revenue, respectively.

As of December 31, 2020, one customer accounted for 86.0% of the total outstanding accounts and contracts receivable balance. As of December 31, 2019, one customer accounted for 82.1% of the total outstanding accounts and contracts receivable balance.

For the year ended December 31, 2020, one supplier accounted for approximately 33.1% of the total purchases. For the year ended December 31, 2019, three suppliers accounted for approximately 26.0%, 15.9% and 14.6% of the total purchases, respectively. For the year ended December 31, 2018, two suppliers accounted for approximately 21.2% and 12.2% of the total purchases, respectively.